RELATED PARTY TRANSACTION (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
RELATED PARTY TRANSACTION
Schedule of related party transactions

As of December 31, 2025, the amount due to holding company was consisted of the following:

Name	Amount	Relationship	Note

SL Bio	$27,454	Holding company	Other payables, interest free and payment on demand.

SL BIO LTD
RELATED PARTY TRANSACTION
Schedule of related party transactions

During the year ended December 31, 2025, the Company had the following transaction with affiliates:

Name	Amount	Relationship	Note

JY BioMed	$455,714	Company owned by our Chief Technical Officer of the Company, Dr. Shen	Research and development costs paid for GDT Cells Licenses to the Group

During the year ended December 31, 2024, the Company had the following transaction with the Parent entity:

Name	Amount	Relationship	Note

SL Link	$167,795	Company owned by a director and a shareholder of the Company, Mr. Wang	Operating leasing income for the rental of office premise to the Group
SL Link	$80,496	Company owned by a director and a shareholder of the Company, Mr. Wang	Expenses for general corporate and accounting services provided to the Group
SL Link	$949,771	Company owned by a director and a shareholder of the Company, Mr. Wang	Research and development costs paid for the transfer of the CD-19 Patent to the Group
JY BioMed	$964,823	Company owned by our Chief Technical Officer of the Company, Dr. Shen	Research and development costs paid for GDT Cells Licenses to the Group